Commitments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Commitments [Line Items]
Capital commitments | ¥	¥ 4,366		¥ 2,534
Furniture and Equipment [Member]
Commitments [Line Items]
Capital commitments | $		$ 598